Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Reconciliation from Balances of Recurring Fair Value As Level 3

The tables below reflect the reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized as Level 3 of the fair value hierarchy for the six months ended June 30, 2025:

		For the Six Months Ended June 30, 2025
			Gain or Losses
US$	January 1, 2025	Purchase	Included in Earnings	Included in Other Comprehensive Loss	Foreign Currency Translation Adjustment	June 30, 2025
Liabilities:
Financial liability	189,279	—	(106,289)	—	412	83,402

Estimated Fair Value Assumptions	The fair values of financial liability as of June 30, 2025 are estimated with the following key assumptions:

June 30,
2025
Risk-free rate of return (per annum)	3.71%
Volatility	60.7%
Expected dividend yield	0.00%
Expected term	2.3 years
Fair value of the Company’s ordinary shares	US$0.034 per share